Merck GHI Financing (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 06, 2017	Jul. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 28, 2017
Common Stock And Note Purchase Agreement [Line Items]
Proceeds from issuance of common stock, net of issuance costs					$ 3,426,050	$ 124	$ 4,405,973	$ 17,366,620
Adjustments to additional paid in capital, stock issued, issuance costs								$ 58,566
Fair value adjustment of warrants			$ (9,739,500,000)	$ 0	(12,413,900,000)	$ 0
Amended And Restated M G H I F Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Debt instrument, interest rate, stated percentage	10.00%
Debt instrument, extended maturity date	Jul. 14, 2018
Warrant expiration period	5 years
Issuance of common stock warrants to purchase	13,119
Warrants first exercisable period after issuance date	6 months
Class of warrant or right, exercise price of warrants or rights	$ 19.50
Percentage of warrant exercise price on common stock closing price on date of issuance	110.00%
Estimated fair value of debt			$ 1,000,000		1,000,000		$ 1,000,000
Amended And Restated M G H I F Financing Agreement [Member] | Black Scholes Model [Member]
Common Stock And Note Purchase Agreement [Line Items]
Fair value adjustment of warrants					$ 100,000
M G H I F Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues		45,454
Shares issued, price per share		$ 110.00
Proceeds from issuance of common stock, net of issuance costs		$ 5,000,000
Debt instrument, interest rate, stated percentage		8.00%
Debt instrument, face amount		$ 1,000,000
Fees related to common stock and debt transaction		5,000,000,000
Deferred debt issuance costs		800,000,000
Adjustments to additional paid in capital, stock issued, issuance costs		$ 4,200,000,000
Second Amended And Restated Merck Ghi Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Debt instrument, interest rate, stated percentage									10.00%
Debt instrument, extended maturity date					Jul. 14, 2018